Pension Plans (Details) - Schedule of cash flow for post-employment benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
a) Fair value of plan assets
Opening balance	$ 8,224	$ 7,195	$ 6,804
Expected yield of insurance contracts	640	385	333
Employer contributions	995	870	859
Actuarial (gain) losses
Premiums paid
Benefits paid	(2,659)	(226)	(801)
Fair value of plan assets at year end	7,200	8,224	7,195
b) Present value of obligations
Present value of obligations opening balance	(7,551)	(6,525)	(5,958)
Net incorporation of Group companies
Service cost	873	(1,026)	(567)
Interest cost
Curtailment/settlement effect
Benefits paid
Past service cost
Actuarial (gain) losses
Other
Present value of obligations at year end	(6,678)	(7,551)	(6,525)
Net balance at year end	$ 523	$ 673	$ 670